PARENT COMPANY (Condensed Statement of Income) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
INCOME
Interest on loans									$ 3,460	$ 3,342	$ 2,983
Total income	$ 2,087	$ 2,640	$ 2,771	$ 2,987	$ 3,121	$ 3,158	$ 2,943	$ 2,832	10,485	12,054	9,670
OTHER OPERATING EXPENSE	962	884	870	847	1,038	897	954	901	3,563	3,790	3,713
Income before income taxes	520	843	921	1,076	848	1,012	877	990	3,360	3,727	3,253
Income tax benefit	175	218	194	283	233	265	192	242	870	932	1,128
NET INCOME	$ 345	$ 625	$ 727	$ 793	$ 615	$ 747	$ 685	$ 748	2,490	2,795	2,125
Parent Company [Member]
INCOME
Interest on loans									111	109	94
Interest on certificates of deposit									24
Interest on investment securities available for sale									12
Dividend from subsidiary									2,275	2,450	1,600
Interest-earning deposits with subsidiary bank									2	3	2
Total income									2,424	2,562	1,696
OTHER OPERATING EXPENSE									134	129	127
Income before equity in undistributed earnings of subsidiary									2,290	2,433	1,569
Equity in undistributed earnings of subsidiary									204	329	540
Income before income taxes									2,494	2,762	2,109
Income tax benefit									4	(33)	(16)
NET INCOME									$ 2,490	$ 2,795	$ 2,125